Consolidated Balance Sheets - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 730,395	$ 401,713
Accounts receivable (Note 3)	105,858	1,828,523
Prepaid expenses	274,799	53,673
Total current assets	1,111,052	2,283,909
Long term assets
Deposits (Note 4)	261,485	249,917
Property and equipment (Note 5)	375,777	515,809
Right of Use Assets (Note 6)	2,506,506	665,130
Intellectual property (Note 7)	9,771,481	11,469,995
Total assets	14,026,301	15,184,760
Current liabilities
Accounts payable and accrued liabilities (Note 8,22)	1,233,974	1,836,741
Deferred Revenue (Note 9)	840,768
Convertible debentures (Note 10)	4,915,248	1,842,566
Current portion of long-term debt (Note 11)	111,111	111,111
Current portion of lease obligation (Note 12)	693,607	343,513
Total current liabilities	7,794,708	4,133,931
Long-term liabilities
Convertible debentures (Note 10)	4,259,709	1,513,423
Long-term debt (Note 11)	601,852	712,963
Long-term lease obligations (Note 12)	1,607,935	252,004
Asset retirement obligation (Note 13)	24,761	27,030
Total noncurrent liabilities	6,494,257	2,505,420
Total liabilities	14,288,965	6,639,351
Shareholders' equity
Common shares (Note 15): - authorized unlimited Issued: 78,495,184 (2023 - 78,025,237) common shares	98,262,510	98,179,271
Contributed capital	9,739,322	9,552,839
Deficit	(108,264,496)	(99,186,701)
Total stockholders equity	(262,664)	8,545,409
Liabilities and stockholders equity	$ 14,026,301	$ 15,184,760